LEASE - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities
Beginning balance	R$ 5,191,760	R$ 3,984,070
Additions	964,519	1,092,768
Write-offs	(5,982)	(148,638)
Payments	(1,012,137)	(824,245)
Accrual of financial charges	560,619	486,286
Exchange rate variation	194,415	601,519
Ending balance	5,893,194	5,191,760
Current	623,282	620,177
Non-current	5,269,912	4,571,583
Leased Land | Biological assets
Lease Liabilities
Capitalized interest	R$ 132,685	R$ 88,540